COMBINED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Allowance for credit losses	$ 30	$ 30
Amortized cost	19,341	17,606
Mortgage loans on real estate allowance for credit losses	60	41
Private loans allowance for credit losses	44	28
Accumulated depreciation	325	304
Property and equipment accumulated depreciation	340	7
Intangible assets accumulated amortization	$ 9	$ 2
Par value (in dollars per share)	$ 25	$ 25
Aggregate redemption liquidation preference	$ 2,694	$ 2,694
Class A exchangeable, Class A-1 exchangeable and Class B shareholders
Par value (in dollars per share)	$ 33.42	$ 33.70
Shares issued (in shares)	43,409,526	9,618,989
Shares outstanding (in shares)	43,409,526	9,618,989
Class C shareholders
Par value (in dollars per share)	$ 1.00	$ 1
Shares issued (in shares)	102,056,784	40,934,623
Shares outstanding (in shares)	102,056,784	40,934,623